Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [table]
Summary of financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
in EUR million 2021 2020
Trading assets 51,381 51,356
Non-trading derivatives 1,536 3,583
Designated at fair value through profit or loss 6,355 4,126
Mandatorily measured at fair value through profit or loss 42,684 44,305
101,956 103,370

Summary of exposure to (reverse) repurchase agreements
Exposure to (reverse) repurchase agreements
in EUR million 2021 2020
Reverse repurchase transactions
Loans and advances to banks 3,403 4,869
Loans and advances to customers 71 624
Trading assets, loans and receivables 8,026 10,947
Loans and receivables mandatorily measured at fair value through profit or loss
39,823 41,735
51,322 58,175
Repurchase transactions
Deposits from banks 4,138 1,971
Trading liabilities, funds on deposit 7,127 5,787
Funds entrusted designated and measured at fair value through profit or loss
34,608 41,177
45,873 48,935

Summary of trading assets	Trading assets Trading assets by type in EUR million 2021 2020 Equity securities 17,566 7,809 Debt securities 5,319 5,183 Derivatives 19,764 27,238 Loans and receivables 8,733 11,126 51,381 51,356
Summary of non-trading derivatives
Non-trading derivatives by type
in EUR million 2021 2020
Derivatives used in
-

fair value hedges
365 486
-

cash flow hedges
300 1,376
-

hedges of net investments in foreign operations
18 69
Other non-trading derivatives 852 1,653
1,536 3,583

Designated as at fair value through profit or loss	Designated at fair value through profit or loss Designated at fair value through profit or loss by type in EUR million 2021 2020 Debt securities 5,870 3,544 Loans and receivables 485 582 6,355 4,126
Madatorily measured at fair value through profit or loss [member]
Disclosure of financial assets [table]
Summary of financial instruments by type
Mandatorily at fair value through profit or loss
Mandatorily at fair value through profit or loss by type
in EUR million 2021 2020
Equity securities 161 228
Debt securities 787 787
Loans and receivables 41,735 43,290
42,684 44,305